SHORT-TERM AND LONG-TERM DEBT (Summary of long-term debt) (Details) $ in Thousands, kr in Millions	Jun. 30, 2023 USD ($)	Jun. 30, 2023 NOK (kr)	Apr. 30, 2023 USD ($)	Feb. 28, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Total debt principal	$ 2,130,699				$ 2,213,636
Less: Unamortized debt issuance costs	(20,651)				(12,580)
Less: Current portion of long-term debt	(347,845)				(921,270)
Total long-term debt	1,762,203				1,279,786
U.S. dollar denominated fixed rate debt due 2026
Debt Instrument [Line Items]
Principal debt amount			$ 150,000
Long-term debt, gross	149,625				0
NOK700 million senior unsecured floating rate bonds due 2023
Debt Instrument [Line Items]
Principal debt amount | kr		kr 700
Long-term debt, gross	37,933				71,243
NOK700 million senior unsecured floating rate bonds due 2024
Debt Instrument [Line Items]
Principal debt amount | kr		700
Long-term debt, gross	64,775				70,734
NOK600 million senior unsecured floating rate bonds due 2025
Debt Instrument [Line Items]
Principal debt amount | kr		kr 600
Long-term debt, gross	54,989				60,048
4.875% senior unsecured convertible bonds due 2023
Debt Instrument [Line Items]
Long-term debt, gross	$ 0				137,900
Senior unsecured convertible notes interest rate (in percentage)	4.875%	4.875%
7.25% senior unsecured sustainability-linked bonds due 2026
Debt Instrument [Line Items]
Long-term debt, gross	$ 150,000				150,000
Senior unsecured convertible notes interest rate (in percentage)	7.25%	7.25%
8.875% senior unsecured sustainability-linked bonds due 2027
Debt Instrument [Line Items]
Principal debt amount				$ 150,000
Long-term debt, gross	$ 150,000				0
Senior unsecured convertible notes interest rate (in percentage)	8.875%	8.875%
Lease debt financing
Debt Instrument [Line Items]
Long-term debt, gross	$ 455,548				394,555
U.S. Dollar Floating Rate Debt
Debt Instrument [Line Items]
U.S. Dollar Floating Rate Debt	$ 1,067,829				$ 1,329,156